The earnings per share are shown below: (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit for the year	R$ 12,258,628	R$ 3,794,295	R$ 1,789,067
Weighted average number of shares	1,376,362,149	1,380,114,547	1,380,114,547
Basic and diluted earnings per share	R$ 8.90654	R$ 2.74926	R$ 1.29632